CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Veraxa Biotech A G [Member] - CHF (SFr)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Property and equipment, net	SFr 1,984,977	SFr 1,961,792
Goodwill	22,848,728	22,848,728
Intangible assets, net	51,907,963	53,485,292
Right-of-Use lease assets	1,123,395	864,486
Other receivables - Long term	70,718
Total non-current assets	77,935,781	79,160,298
Other receivables	1,111,424	153,606
Other receivables - related party	58,927	21,268
Prepaid expenses and other current assets	100,243	68,814
Cash and cash equivalents	1,613,989	5,362,638
Total current assets	2,884,583	5,606,326
Total Assets	80,820,364	84,766,624
Equity
Subscribed capital	14,751,067	14,182,189
Capital reserve	68,252,651	48,959,480
Other reserve	(291,525)	(222,503)
Accumulated deficit	(98,478,340)	(31,864,350)
Total shareholder’s deficit	(15,766,147)	31,054,816
Noncurrent lease liabilities	883,553	708,082
Deferred tax liabilities	14,440,732	15,165,086
Contingent liabilities	2,898,873	2,099,705
Remuneration commitments (SARs)	71,749,543	33,192,793
Total non-current liabilities	89,972,701	51,165,666
Accounts payable	1,390,932	488,543
Accrued expenses	2,675,623	1,802,350
Current lease liabilities	257,095	156,403
Notes payable - related parties	1,000,000
Other current liabilities	1,290,160	98,846
Total current liabilities	6,613,810	2,546,142
Total liabilities	96,586,511	53,711,808
TOTAL LIABILITIES AND EQUITY	SFr 80,820,364	SFr 84,766,624